GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 5,590
2020	3,821
2021	2,740
2022	1,808
2023	390
Thereafter	383
Intangible assets, net	$ 14,732	$ 15,664